Long-term debt (Principal Outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Principal outstanding	$ 636,248
2027 Notes
Debt Instrument [Line Items]
Annual interest rate (as a percentage)	5.875%
Principal outstanding	$ 265,000	$ 265,000
2023 Notes
Debt Instrument [Line Items]
Annual interest rate (as a percentage)	6.625%
Principal outstanding	$ 348,069	$ 348,069